Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Book value: Non-derivative financial liabilities
Loans from banks and others	[1]			$ 317,684	[2]
Trade payables		47,672		58,895
Other payables		5,885		77,869
Non-convertible debentures		78,409	[3]	91,122
Loans from banks and others		538,209	[3]	627,150	[4]
Financial guarantee	[5]			44,342
Book value: Financial liabilities - hedging instruments
Forward exchange rate contracts				439
Book value: Financial liabilities not for hedging
Derivatives from debt restructure				73
Financial liabilities		670,175		1,217,574
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others	[2]			317,786
Trade payables		47,672		58,895
Other payables		5,885		77,964
Non-convertible debentures		103,561	[3]	125,089	[4]
Loans from banks and others		699,563	[3]	846,652	[4]
Financial guarantee	[5]			44,342
Projected cash flows: Financial liabilities - hedging instruments
Forward exchange rate contracts				439
Projected cash flows: Financial liabilities not for hedging
Derivatives from debt restructure				73
Financial liabilities		856,681		1,471,240
Less than one year [member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others	[2]			317,786
Trade payables		47,672		58,895
Other payables		5,885		77,964
Non-convertible debentures		6,555	[3]	13,153	[4]
Loans from banks and others		41,646	[3]	157,805	[4]
Financial guarantee	[5]			44,342
Projected cash flows: Financial liabilities - hedging instruments
Forward exchange rate contracts				439
Projected cash flows: Financial liabilities not for hedging
Derivatives from debt restructure				73
Financial liabilities		101,758		670,457
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others	[2]
Trade payables
Other payables
Non-convertible debentures		11,596	[3]	7,086	[4]
Loans from banks and others		56,446	[3]	50,768	[4]
Financial guarantee	[5]
Projected cash flows: Financial liabilities - hedging instruments
Forward exchange rate contracts
Projected cash flows: Financial liabilities not for hedging
Derivatives from debt restructure
Financial liabilities		68,042		57,854
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others	[2]
Trade payables
Other payables
Non-convertible debentures		30,910	[3]	34,033	[4]
Loans from banks and others		165,829	[3]	173,222	[4]
Liabilities in respect of financing lease
Financial guarantee	[5]
Projected cash flows: Financial liabilities - hedging instruments
Forward exchange rate contracts
Projected cash flows: Financial liabilities not for hedging
Derivatives from debt restructure
Financial liabilities		196,739		207,255
More than five years [member]
Projected cash fows: Non-derivative financial liabilities
Loans from banks and others	[2]
Trade payables
Other payables
Non-convertible debentures		54,500	[3]	70,817	[4]
Loans from banks and others		435,642	[3]	464,857	[4]
Liabilities in respect of financing lease
Financial guarantee	[5]
Projected cash flows: Financial liabilities - hedging instruments
Forward exchange rate contracts
Projected cash flows: Financial liabilities not for hedging
Derivatives from debt restructure
Financial liabilities		$ 490,142		$ 535,674

[1]	Balances as at December 31, 2017 mainly relate to loans from related parties (see Note 29.D).
[2]	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[3]	Includes current portion of long-term liabilities.
[4]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[5]	Financial Guarantees contractual period in Qoros is dependent on Qoros's timeliness to meet the obligation of current loans payable.